Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Leases Recognized in Balance Sheet

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Right-of-use assets - Buildings	$5,687,638	$6,356,771

Lease liabilities
Current	$577,803	$522,297
Non-current	5,910,316	6,488,119
Total	$6,488,119	$7,010,416

Summary of Lease Amounts Recognized in Profit or Loss and Other Comprehensive (Loss) Income

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
Depreciation of right-of-use assets - Buildings	$669,087	$618,651	$430,514
Interest expense	$286,503	$276,728	$212,354